Vaughan Nelson Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.9%
	BRAZIL — 6.2%
130,655	Banco ABC Brasil S.A.	$389,743
60,715	Hypera S.A.	355,708
59,692	Intelbras S.A. Industria de Telecomunicacao Eletronica Brasileira	351,850
114,400	Sequoia Logistica e Transportes S.A. *	328,759
51,587	SLC Agricola S.A.	446,688
		1,872,748
	CANADA — 1.5%
38,111	Fairfax India Holdings Corp. *,1	456,189
	CHINA — 9.5%
6,047	Autohome, Inc. - ADR	201,486
299,837	China Yongda Automobiles Services Holdings Ltd.	383,642
169,192	ENN Natural Gas Co., Ltd. - Class A	463,414
93,904	Haier Smart Home Co., Ltd. - Class H	376,463
111,235	Haitian International Holdings Ltd.	289,394
1	KWG Living Group Holdings Ltd.	0
44,153	Lufax Holding Ltd. - ADR *	219,440
81,971	Minth Group Ltd.	379,070
279,096	Topsports International Holdings Ltd. [1]	252,178
223,615	Yadea Group Holdings Ltd. [1]	318,423
		2,883,510
	COLOMBIA — 0.9%
19,160	Geopark Ltd.	269,964
	EGYPT — 0.8%
177,490	Integrated Diagnostics Holdings PLC [1]	231,624
	HONG KONG — 2.2%
337,320	Far East Horizon Ltd.	288,559
572,974	WH Group Ltd. [1]	383,323
		671,882
	INDIA — 16.8%
106,866	Aegis Logistics Ltd.	292,362
125,551	Aster DM Healthcare Ltd. *,1	312,730
44,075	Cholamandalam Financial Holdings Ltd.	413,595
23,155	Cyient Ltd.	292,831
259,104	Federal Bank Ltd.	352,824
72,667	Hindalco Industries Ltd.	481,727
194,762	India Grid Trust [1]	392,565
25,154	KEI Industries Ltd.	365,077
32,284	Mahindra & Mahindra Ltd.	386,144
173,005	Redington India Ltd.	378,527
77,895	SIS Ltd. *	527,815

Vaughan Nelson Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA (Continued)
42,200	Sobha Ltd.	$485,166
41,894	UPL Ltd.	438,926
		5,120,289
	INDONESIA — 2.1%
99,500	Media Nusantara Citra Tbk P.T.	5,906
3,189,327	Mitra Adiperkasa Tbk P.T. *	173,720
14,780,743	Pakuwon Jati Tbk P.T. *	444,287
		623,913
	LUXEMBOURG — 1.3%
5,790	Befesa S.A. [1]	408,765
	MEXICO — 4.6%
234,745	Corp Inmobiliaria Vesta S.A.B. de C.V.	444,614
468,562	Genomma Lab Internacional S.A.B. de C.V. - Class B	465,427
273,831	GMexico Transportes S.A.B. de C.V. [1]	497,138
		1,407,179
	PHILIPPINES — 3.6%
1,806,795	AllHome Corp.	301,989
23,052	Ayala Corp.	394,196
568,044	Puregold Price Club, Inc.	413,427
		1,109,612
	POLAND — 2.2%
15,111	Asseco Poland S.A.	303,827
13,812	LiveChat Software S.A.	367,786
		671,613
	SAUDI ARABIA — 1.3%
12,593	Leejam Sports Co. JSC	399,932
	SOUTH AFRICA — 5.4%
332,610	Advtech Ltd.	331,680
22,191	Bid Corp. Ltd.	478,384
36,502	Bidvest Group Ltd.	447,542
161,735	DataTec Ltd.	401,233
		1,658,839
	SOUTH KOREA — 14.0%
20,665	Cheil Worldwide, Inc.	380,487
14,551	Doosan Bobcat, Inc. *	456,308
7,287	Duk San Neolux Co., Ltd.	264,431
5,600	Fila Holdings Corp.	138,349
2,029	Hansol Chemical Co., Ltd.	364,745

Vaughan Nelson Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
12,187	KB Financial Group, Inc.	$603,984
5,641	LG Corp.	348,848
20,095	NICE Information Service Co., Ltd.	316,677
3,414	Osstem Implant Co., Ltd.	286,003
2,472	Samsung Electro-Mechanics Co., Ltd.	376,085
8,989	SaraminHR Co., Ltd.	293,938
2,028	Soulbrain Co., Ltd.	420,142
		4,249,997
	TAIWAN — 16.7%
59,855	Chroma ATE, Inc.	466,565
47,272	Elite Material Co., Ltd.	460,926
221,204	Getac Holdings Corp.	433,747
26,033	Giant Manufacturing Co., Ltd.	301,522
273,205	King Yuan Electronics Co., Ltd.	452,878
145,501	Lite-On Technology Corp.	336,050
14,144	Lotes Co., Ltd.	371,735
21,244	Nien Made Enterprise Co., Ltd.	299,646
135,525	Powertech Technology, Inc.	483,037
23,955	Poya International Co., Ltd.	365,591
16,355	Realtek Semiconductor Corp.	317,289
90,559	Tripod Technology Corp.	422,777
10,501	Wiwynn Corp.	384,952
		5,096,715
	THAILAND — 1.8%
5,336,168	WHA Corp. PCL	550,589
	UNITED KINGDOM — 2.7%
180,057	Helios Towers PLC *	371,931
17,775	Mondi PLC	444,663
		816,594
	UNITED STATES — 2.3%
56,300	Kosmos Energy Ltd. *	243,779
219,065	Samsonite International S.A. *,1	457,850
		701,629
	Total Common Stocks
	(Cost $26,143,802)	29,201,583

Vaughan Nelson Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2022 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 3.2%
$967,042	UMB Bank Demand Deposit, 0.01%[2]	$967,042
	Total Short-Term Investments
	(Cost $967,042)	967,042
	TOTAL INVESTMENTS — 99.1%
	(Cost $27,110,844)	30,168,625
	Other Assets in Excess of Liabilities — 0.9%	283,574
	TOTAL NET ASSETS — 100.0%	$30,452,199

ADR – American Depository Receipt
PCL – Public Company Limited
PLC – Public Limited Company

*Non-income producing security.
[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $3,710,785, which represents 12.19% of total net assets of the Fund.
[2]The rate is the annualized seven-day yield at period end.